Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Recorded at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate Swaps included as liabilities	$ 8,604
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate Swaps included as liabilities
Significant Other Observable Input Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate Swaps included as liabilities	8,604
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Interest Rate Swaps included as liabilities